Share Capital and Reserves - Schedule of Presentation Reflects Reconciliation of Carrying Amount (Details) - ILS (₪) ₪ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Presentation Reflects Reconciliation of Carrying Amount [Abstract]
Opening balance	₪ 6,336	₪ 7,139
Net amount received from the Third Promissory Note		6,903
Repayment of Promissory Notes and accrued interest through issuance of ADSs resulted from partial exercise of Commitment Amount under equity line	(6,775)	(12,581)
Recognition of discount, interest expenses related to the First, Second and Fourth Promissory Notes (see Note 16A below)	219	439
Recognition of interest and revaluation expenses related to the Third Promissory Note (see Note 16A below)	376	889
Recognition of interest and revaluation expenses related to the Fifth Promissory Note (see Note 16A below)	127
Net amount received from the Fourth Promissory Note		3,629
Net amount received from the Fifth Promissory Note	4,650
Repayment of Promissory Notes and accrued interest	(195)
Income from exchange rate differentials	(254)	(82)
Closing balance	₪ 4,484	₪ 6,336